Net Loss Per Share - Summary of Basic And Diluted Net Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (8,229)	$ (1,128)	¥ (156,250)	¥ (2,467,937)
Denominator:
Weighted average number of ordinary shares used in computing basic loss per ordinary share (note)	161,618,799	161,618,799	162,160,835	162,819,410
Weighted average number of ordinary shares used in computing diluted loss per ordinary share (note)	161,618,799	161,618,799	162,160,835	162,819,410
Net loss per ordinary share basic | (per share)	¥ (0.05)	$ (0.01)	¥ (0.96)	¥ (15.16)
Net loss per ordinary share diluted | (per share)	¥ (0.05)	$ (0.01)	¥ (0.96)	¥ (15.16)